Document and Entity Information	Apr. 03, 2017
Risk/Return:
Document Type	497
Document Period End Date	Aug. 31, 2016
Registrant Name	TEMPLETON INCOME TRUST
Central Index Key	0000795402
Amendment Flag	false
Document Creation Date	Apr. 03, 2017
Document Effective Date	Apr. 03, 2017
Prospectus Date	Jan. 01, 2017
Templeton Income Trust-08 | Templeton Emerging Markets Bond Fund | Class A
Risk/Return:
Trading Symbol	FEMGX
Templeton Income Trust-08 | Templeton Emerging Markets Bond Fund | Class C
Risk/Return:
Trading Symbol	FEMHX
Templeton Income Trust-08 | Templeton Emerging Markets Bond Fund | Advisor Class
Risk/Return:
Trading Symbol	FEMZX
Templeton Income Trust-08 | Templeton Global Bond Fund | Class A
Risk/Return:
Trading Symbol	TPINX
Templeton Income Trust-08 | Templeton Global Bond Fund | Class C
Risk/Return:
Trading Symbol	TEGBX
Templeton Income Trust-08 | Templeton Global Bond Fund | Advisor Class
Risk/Return:
Trading Symbol	TGBAX
Templeton Income Trust-08 | Templeton Global Bond Fund | Class R
Risk/Return:
Trading Symbol	FGBRX
Templeton Income Trust-08 | Templeton Global Bond Fund | Class R6
Risk/Return:
Trading Symbol	FBNRX
Templeton Income Trust-08 | Templeton Global Total Return Fund | Class A
Risk/Return:
Trading Symbol	TGTRX
Templeton Income Trust-08 | Templeton Global Total Return Fund | Class C
Risk/Return:
Trading Symbol	TTRCX
Templeton Income Trust-08 | Templeton Global Total Return Fund | Advisor Class
Risk/Return:
Trading Symbol	TTRZX
Templeton Income Trust-08 | Templeton Global Total Return Fund | Class R6
Risk/Return:
Trading Symbol	FTTRX
Templeton Income Trust-08 | Templeton International Bond Fund | Class A
Risk/Return:
Trading Symbol	TBOAX
Templeton Income Trust-08 | Templeton International Bond Fund | Class C
Risk/Return:
Trading Symbol	FCNBX
Templeton Income Trust-08 | Templeton International Bond Fund | Advisor Class
Risk/Return:
Trading Symbol	FIBZX